Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value, class
Disclosure of fair value measurement of assets [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ (41)	€ 316
Level 3
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	9,118	7,526
Realised gain/loss recognised in the statement of profit or loss during the period	28	(322)
Revaluation recognised in other comprehensive income during the period	(3)	(6)
Purchase of assets	6,862	4,735
Sale of assets	(2,402)	(2,433)
Maturity/settlement	(1,449)	(1,910)
Reclassifications	0	728
Transfers into Level 3	1,014	1,860
Transfers out of Level 3	(2,169)	(994)
Exchange rate differences	12	(59)
Changes in the composition of the group and other changes	(6)	(6)
Closing balance	11,005	9,118
Level 3 | Financial assets mandatorily at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	3,499	1,849
Realised gain/loss recognised in the statement of profit or loss during the period	294	(33)
Purchase of assets	4,424	2,208
Sale of assets	(1,605)	(1,109)
Maturity/settlement	(294)	(576)
Reclassifications	0	723
Transfers into Level 3	615	981
Transfers out of Level 3	(1,214)	(534)
Exchange rate differences	5	(9)
Changes in the composition of the group and other changes	(1)	0
Closing balance	5,721	3,499
Level 3 | Financial assets designated at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	3,547	3,492
Realised gain/loss recognised in the statement of profit or loss during the period	(54)	(383)
Purchase of assets	1,600	873
Sale of assets	(10)	(138)
Maturity/settlement	(988)	(292)
Reclassifications	0	0
Transfers into Level 3	30	1
Transfers out of Level 3	(3)	0
Exchange rate differences	(2)	(9)
Changes in the composition of the group and other changes	0	2
Closing balance	4,121	3,547
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	938	891
Realised gain/loss recognised in the statement of profit or loss during the period		0
Revaluation recognised in other comprehensive income during the period	(3)	(6)
Purchase of assets	154	331
Sale of assets	(418)	(243)
Maturity/settlement	(20)	(22)
Reclassifications	0	5
Transfers into Level 3	0	0
Transfers out of Level 3	(384)	0
Exchange rate differences	9	(10)
Changes in the composition of the group and other changes	(5)	(8)
Closing balance	270	938
Level 3 | Trading assets
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	848	873
Realised gain/loss recognised in the statement of profit or loss during the period	(175)	235
Purchase of assets	486	1,246
Sale of assets	(111)	(889)
Maturity/settlement	(140)	(1,005)
Reclassifications	0	0
Transfers into Level 3	370	879
Transfers out of Level 3	(454)	(459)
Exchange rate differences	0	(31)
Changes in the composition of the group and other changes	0	0
Closing balance	824	848
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	286	421
Realised gain/loss recognised in the statement of profit or loss during the period	(38)	(142)
Purchase of assets	198	76
Sale of assets	(257)	(55)
Maturity/settlement	(7)	(15)
Reclassifications	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(114)	0
Exchange rate differences	0	0
Changes in the composition of the group and other changes	0	0
Closing balance	€ 68	€ 286